Subsequent Events	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Subsequent Events [Abstract]
Subsequent Events	19. Subsequent Events For the interim consolidated financial statements as of April 2, 2022, the Company has evaluated subsequent events through the issuance date of the financial statements.	22. Subsequent Events For the consolidated financial statements as of January 1, 2022, the Company has evaluated subsequent events through the issuance date of the financial statements.